EMPLOYEE BENEFIT PLANS - Sensitivity analysis (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Discount rate, Value	12.25%	11.00%
Salary, value	8.00%	7.90%
Defined benefit pension plan - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	12.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (2,416)
Defined benefit pension plan - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 2,550
Defined benefit pension plan - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	6.00%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 2,905
Defined benefit pension plan - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	5.00%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (2,769)
Defined benefit pension plan - Colombia | Mortality Table | Mortality Table RV-08
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 3,842
Retirement Pension Premium Plan - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	12.75%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (5,112)
Retirement Pension Premium Plan - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.75%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 5,534
Retirement Pension Premium Plan - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	8.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 5,765
Retirement Pension Premium Plan - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	7.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (5,359)
Severance obligation - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.25%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (71)
Severance obligation - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	10.25%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 73
Severance obligation - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	8.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 197
Severance obligation - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	7.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (194)
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.30%	9.10%
Salary, value	5.00%	5.00%
Defined benefit pension plan - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.80%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (3,097)
Defined benefit pension plan - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	7.80%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 3,558
Defined benefit pension plan - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 2,369
Defined benefit pension plan - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (2,126)
Retirement Pension Premium Plan - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	7.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,674)
Retirement Pension Premium Plan - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	6.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,766
Retirement Pension Premium Plan - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,792
Retirement Pension Premium Plan - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,713)
Retirement Pension Premium Plan - El Salvador | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 975
Retirement Pension Premium Plan - El Salvador | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,054)
Retirement Pension Premium Plan - El Salvador | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	3.00%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (208)
Retirement Pension Premium Plan - El Salvador | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	2.00%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 249
Other Long-Term Benefits - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	12.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (15,170)
Other Long-Term Benefits - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 16,067
Other Long-Term Benefits - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	8.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 16,576
Other Long-Term Benefits - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	7.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (15,771)
Other Long-Term Benefits - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	7.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,208)
Other Long-Term Benefits - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	6.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,294
Other Long-Term Benefits - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,316
Other Long-Term Benefits - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,238)
Other Long-Term Benefits - El Salvador | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 151
Other Long-Term Benefits - El Salvador | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (161)